Share-Based Compensation - Omnibus Incentive Compensation Plan (Details)		6 Months Ended
	Apr. 02, 2018 USD ($) EquityInstruments	Jun. 30, 2018 EquityInstruments
RSUs
Share-Based Compensation
Number of awards granted | EquityInstruments	149,786	149,786
Fair value at grant date	$ 16.30
SARs
Share-Based Compensation
Awards that vest on each anniversary (as a percent)	33.33%
Number of awards granted | EquityInstruments	416,458	416,458
Exercise price	$ 16.30
Fair value at grant date	$ 5.3001